Segment Information - Schedule of Net Income and Total Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Schedule of Net Income and Total Assets [Abstract]
Cash and marketable securities held in Trust Account	$ 247,682,183		$ 247,682,183		$ 233,538,339	$ 243,358,236
Cash	23,197		23,197		935,701	250,079
General and administrative expenses	1,011,804	$ 175,476	1,206,332	$ 383,373	173,185	909,063
Interest earned on cash and marketable securities held in Trust Account	$ 2,174,571	$ 2,544,350	$ 4,323,947	$ 4,940,148	$ 2,281,141	$ 9,819,897